Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements Reflect Activities of Subsidiaries	The consolidated financial statements reflect the activities of the following subsidiaries. All material intercompany transactions and balances have been eliminated.
Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color Sky (1)	Hong Kong	100%
Modern Pleasure (2)	Hong Kong	100%
Color Metaverse	Singapore	100%
Color Star Ohio	Ohio, USA	100%
DMCC	United Arab Emirates	100%
Model Queen Limited	Hong Kong	100%
Color Star Hainan	PRC	100%
(1)	Disposed on February 3, 2023

(2)	Dissolved on December 16, 2022

Schedule of Information of Revenues	Information of revenues is as follows:
	For the Years Ended June 30,
	2024	2023	2022
Concerts and entertainment events	$2,722,642	$-	$-
Construction management consulting services	107,800	-	-
Online music education academy subscription	-	-	16,519,081
Total revenue	$2,830,442	$-	$16,519,081

Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:
Useful life
Office equipment	3 years